As filed with the Securities and Exchange Commission on July 23, 2003


                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 34


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 36


                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 (207) 879-1900

                                Leslie K. Klenk
                       Forum Administrative Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                   Copies to:

                            R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                                100 Pine Street
                                   Suite 3200
                            San Francisco, CA 94111

--------------------------------------------------------------------------------
It is proposed that this filing become effective:


[X]     immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]     on ________________ pursuant to Rule 485, paragraph (b)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on ________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on ________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title  of  Securities  Being  Registered:   Universal  Shares  of  Daily  Assets
Government Obligations Fund.

                    MONARCH                             PROSPECTUS
                     FUNDS                              UNIVERSAL SHARES


                                                        JULY 23, 2003

A MONEY MARKET FUND THAT SEEKS TO PROVIDE               DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
HIGH CURRENT INCOME TO THE EXTENT
CONSISTENT WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission
has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



                          [Image: Globe and calendar]

                                                                   MONARCH FUNDS
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TABLE OF CONTENTS


SUMMARY                                                                        1


PERFORMANCE                                                                    2

FEE TABLES                                                                     2

MANAGEMENT                                                                     3

YOUR ACCOUNT                                                                   3

      How to Contact the Fund                                                  3

      General Information                                                      4

      Buying Shares                                                            4

      Selling Shares                                                           6

      Exchange Privileges                                                      7

OTHER INFORMATION                                                              7

FINANCIAL HIGHLIGHTS                                                           8

MONARCH FUNDS
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SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

This Prospectus offers Universal Shares of Daily Assets Government Obligations Fund, a money market fund (the "Fund"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund:
     o    Invests in a diversified portfolio of Money Market Securities

     o Invests at least 80% of its net assets in Government Securities that generally are exempt from state and local income taxes (in the event the Fund changes this policy, the Fund will notify shareholders at least 60 days before such change becomes effective)

     o    Invests in securities with remaining  maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

The investment adviser for the Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of the Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investments are:

INTEREST RATE RISK Interest rates may affect the value of the Fund's investments. Increases in interest rates may cause a decline in the value of the Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by the Fund may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance of the Fund.

MONARCH FUNDS
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PERFORMANCE


The following charts and table provide some indication of the risks of investing in Universal Shares of Daily Assets Government Obligations Fund by showing changes in performance and investment returns form year to year. To obtain current yield information, call toll free (800) 754-8757. The Universal Shares class of Daily Assets Government Obligations Fund is the accounting successor to the Institutional Shares class of Daily Assets Government Fund of Forum Funds, another registered investment company. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Universal Shares have operated.

YEAR ENDED 12/31

[EDGAR Representation of Bar Chart:
1999 - 5.07%
2000 - 6.29%
2001 - 3.98%
2002 - 1.56%]



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND



Best Quarter:       1.61% (quarter ended 12/31/00)

Worst Quarter:      0.36% (quarter ended 12/31/02)

The calendar year-to-date return as of June 30, 2003 was 0.54%.

The following table lists the average annual total return as of December 31, 2002.

                                                           1 YEAR               SINCE INCEPTION           INCEPTION DATE
-------------------------------------------------- ------------------------ ------------------------ -------------------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                    1.56%                    4.32%                    7/1/98
-------------------------------------------------------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of the Fund. Expenses for the Fund are based on estimated amounts for the Fund's fiscal year ending August 31, 2003. Expenses are stated as a percentage of the Fund's average net assets. There are no charges to purchase or redeem Fund shares.

      ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Fund assets)
      Management Fees (a)                                             0.16%
      Distribution (Rule 12b-1) Fees                                  None
      Other Expenses                                                  0.32%
      TOTAL ANNUAL FUND OPERATING EXPENSES(b)                         0.48%


(a)  Includes all investment advisory and administration fees.
(b) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses of the Fund to 0.20%. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that Total Annual Fund Operating Expenses remains as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


          1 YEAR           3 YEARS           5 YEARS                10 YEARS
           $49               $154              $269                   $604

MONARCH FUNDS
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MANAGEMENT


The Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").


THE ADVISER


The Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for the Fund. In addition to the Fund, the Adviser manages three other money market funds and two tax-free bond funds.


The Adviser receives an annual advisory fee 0.05% of the average daily net assets of the Fund.

OTHER SERVICE PROVIDERS


The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to the Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $44.8 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

FUND EXPENSES

The Fund pays for its own expenses and bears its pro-rata share of expenses of the Fund in which the Fund invests. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of the Fund have voluntarily undertaken to waive a portion of their fees and reimburse Fund expenses in order to limit total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Universal Shares of the Fund to 0.20% of the Fund's average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

You may contact the Fund for an account application or for further information as follows:


WRITE TO US AT:                                                  ACH OR WIRE INVESTMENTS TO:
         Forum Shareholder Services, LLC                                Comerica Bank
         Attn: Daily Assets Government Obligations Fund -               ABA #121137522
         Universal Shares                                               FOR CREDIT TO:
         P.O. Box 446                                                   Forum Shareholder Services, LLC
         Portland, Maine 04112                                          Account # 1891488817
                                                                        Re: Daily Assets Government Obligations Fund -
         TELEPHONE US AT:                                                   Universal Shares
         (800) 754-8757                                                     (Your Name)
                                                                            (Your Account Number)

                                                                   MONARCH FUNDS
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GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 4 through 7). Investments are not accepted or invested by the Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                              ORDER MUST BE                         PAYMENT MUST BE
                                                               RECEIVED BY                            RECEIVED BY
................................................... ..................................... ......................................
Daily Assets Government Obligations Fund                  2:00 p.m., Eastern Time               4:00 p.m., Eastern Time
                                                         11:00 a.m., Pacific Time               1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Fund may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from the Fund, you will receive monthly statements.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time) on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS  Make checks payable to "Monarch Funds".

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

MONARCH FUNDS
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ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES
                                                                o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
TRUSTS                                                          o  The trust must be established before an account can be
                                                                   opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required                    us a letter
   documents)                                                   o  Write your account number on your check
o  Mail us your application (and other required documents)      o  Mail us the slip (or your letter) and the check
   and a check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money
   documents)                                                      to us
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required
   documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase proceeds
   from the financial institution account identified
   on your account application

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect the Fund or its operations.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, the Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.


                            HOW TO SELL YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  Daily Assets Government Obligations Fund - Universal Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distributions proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

MONARCH FUNDS
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SMALL ACCOUNTS If the value of your account falls below $100,000, the Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, the Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Universal Shares of the Fund for Universal Shares of another series of the Trust. Not all funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds available for exchange in your state.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                          HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o  The names of the fund and share class you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES


The Fund operates in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.


A Fund may hold cash in any amount. The Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

                                                                   MONARCH FUNDS
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DISTRIBUTIONS

The Fund declares  distributions  from its net investment  income daily and pays
these  distributions   monthly.   In  addition,   the  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

The Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. The Fund expects that its distributions will primarily consist of net income or short-term capital gain, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Universal Shares of the Fund. Total return in the table represents the rate an investor would have earned on an investment in the Fund's Universal Shares (assuming the reinvestment of all distributions). This information for each fiscal year ended August 31 has been audited by KPMG LLP. The data for the period ended February 28, 2003 has not been audited. The fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2002, which is available upon request, without charge. The Universal Shares class of Daily Assets Government Obligations Fund is the accounting successor to the Institutional Shares class of the Daily Assets Government Fund of Forum Funds, another registered investment company.

                               SELECTED DATA FOR A SINGLE SHARE                                RATIOS/SUPPLEMENTAL DATA
                         --------------------------------------------                      --------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at       Average Net Assets(a)
                         Beginning             Distribution  Ending               End of   --------------------------------
                         Net Asset      Net      From Net   Net Asset             Period                Net
  Year Ended August 31   Value Per  Investment  Investment  Value per  Total      (000's      Net    Investment   Gross
   (Except as Noted)       Share      Income      Income      Share    Return    Omitted)  Expenses    Income   Expenses(b)
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - UNIVERSAL SHARES
  Six months ended
  February 28, 2003(d)     $1.00       $0.01      $(0.01)     $1.00     0.67%      $27, 973   0.20%      1.35%     0.76%
           2002            1.00       0.02        (0.02)      $1.00     1.97%        25,760    0.20%     1.97%     0.71%
           2001            1.00       0.05        (0.05)      1.00      5.26%        29,100    0.20%     5.24%     0.57%
           2000            1.00       0.06        (0.06)      1.00      5.93%        39,777    0.20%     5.78%     0.65%
           1999            1.00       0.05        (0.05)      1.00      4.92%        28,709    0.20%     4.81%     0.61%
         1998 (c)          1.00       0.01        (0.01)      1.00      0.89%        36,095    0.20%     5.26%     0.69%

(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) Institutional Shares of Daily Assets Government Fund commenced operations on July 1, 1998.
(d)  Unaudited



FOR MORE INFORMATION                                                                             MONARCH
                                                                                                  FUNDS

                                                                                            UNIVERSAL SHARES




                           ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments will be available in the
               Fund's annual/semi-annual reports to shareholders.                              DAILY ASSETS
                                                                                                GOVERNMENT
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                OBLIGATIONS FUND
           The SAI provides more detailed information about the Fund
   and is incorporated by reference, and, thus is a part of this Prospectus.

                              CONTACTING THE FUND
   You can get free copies of the annual/semi-annual report (when available)
       and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
        You can also review the Fund's annual/semi-annual reports (when available) and the SAI at the Public Reference Room of the
        Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained
        by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                             Monarch Funds
                                                                                             P.O. Box 446
                                                                                         Portland, Maine 04112
                                                                                            (800) 754-8757

                    Investment Company Act File No. 811-6742

MONARCH FUNDS
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                                        STATEMENT OF ADDITIONAL INFORMATION


                                        July 23, 2003



FUND INFORMATION:

Monarch Funds                           DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757





This Statement of Additional Information or "SAI" supplements the Prospectus dated July 23, 2003 as may be amended from time to time, offering Universal Shares of the Daily Assets Government Obligations Fund (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Fund included in the Prospectus, is incorporated into this SAI by reference.

MONARCH FUNDS
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TABLE OF CONTENTS

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                         5

INVESTMENT BY FINANCIAL INSTITUTIONS                                           7

PERFORMANCE DATA AND ADVERTISING                                               7

MANAGEMENT                                                                     9

PORTFOLIO TRANSACTIONS                                                        15

PURCHASE AND REDEMPTION INFORMATION                                           15

TAXATION                                                                      17

OTHER MATTERS                                                                 19


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - PERFORMANCE DATA                                                B-1

APPENDIX C - MISCELLANEOUS TABLES                                            C-1

1

GLOSSARY


As used in the SAI, the following terms have the meanings listed.



TERM                    DEFINITION
----                    ----------

Adviser                 Forum Investment Advisors, LLC.

Board                   The Board of Trustees of the Trust.

Code                    The Internal Revenue Code of 1986, as amended.

Custodian               Forum Trust, LLC. The custodian of the Fund's assets.

Disinterested Trustees  A member  of the  Trust's Board of Trustees  who is  not a party to an agreement with the Trust or who is not an interested person of any such party.

FAcS                    Forum Accounting  Services, LLC, fund  accountant of the
                        Fund.

FAdS Forum Administrative Services, LLC, administrator of the Fund.

FFS Forum Fund Services, LLC, distributor of the Fund's shares.

FSS Forum Shareholder Services, LLC, transfer agent and distribution disbursing agent of the Fund.

Fund Daily Assets Government Obligations Fund, a series of the Trust.

Fitch                   Fitch Ratings.

Government Securities   Securities issued or  guaranteed by the U.S. Government,
                        its agencies or instrumentalities (see Prospectuses).

Moody's                 Moody's Investors Service.

NAV                     Net asset value per share (see Prospectuses).

NRSRO                   A nationally recognized statistical rating organization.

SEC                     The U.S. Securities and Exchange Commission.

S&P                     Standard & Poor's Corporation,  a division of the McGraw
                        Hill Companies.

Treasury Securities     Securities issued or guaranteed by the U.S. Treasury.

Trust                   Monarch Funds.

1933 Act                The Securities Act of 1933, as amended.

1940 Act                The Investment Company Act of 1940, as amended.

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INVESTMENT POLICIES AND RISKS
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The Fund will invest 80% of the value of its net assets and borrowings for investment purposes in Government Securities that are generally exempt from state and local income taxes.

The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks.


A.       SEC RULE 2A-7


Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.


B.       FIXED INCOME SECURITIES


1.       GENERAL


VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, the Fund may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the

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interest rate resets to market rates. Thus, the Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.


2.       RISKS


INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

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ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and the Fund's yield. To the extent that the Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.


C.       REPURCHASE AGREEMENTS

1.       GENERAL


The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.


2.       RISKS


Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.


D.       BORROWING

1.       GENERAL


The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if the Fund's borrowing exceeds 5% or more of its total assets.


2.       RISKS


Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if the Fund maintains a segregated account.

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E.       WHEN-ISSUED SECURITIES

1.       GENERAL


The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.


2.       RISKS


At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.


F.       ILLIQUID SECURITIES

1.       GENERAL


The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.


2.       RISKS


Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


3.       DETERMINATION OF LIQUIDITY


The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.


An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

INVESTMENT LIMITATIONS
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The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

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A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. A nonfundamental policy of the Fund, including a policy to invest 80% of net assets (including borrowings) in certain types of securities (an "80% Policy") may be changed by the Board without shareholder approval. In the event that the Fund changes its 80% Policy, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


A.       FUNDAMENTAL LIMITATIONS


The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.


For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).


UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.


COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.


BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.


LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

B.       NONFUNDAMENTAL LIMITATIONS


The Fund may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

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SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.


MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.


LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.


PERFORMANCE DATA AND ADVERTISING
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A.       PERFORMANCE DATA


The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:


     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
     o    The performance of other mutual funds.
     o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.


Indices are not used in the management of the Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund class to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's class' performance will fluctuate in response to market conditions and other factors.


B.       PERFORMANCE CALCULATIONS


The Fund class' performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for the Fund.


1.       SEC YIELD


Yield quotations for the Fund class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by: (1) dividing the net change in the value of the Fund class during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund class is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund class' yield after taxes. Tax equivalent yields are calculated by dividing the Fund class' yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of the Fund class' yield is tax-exempt, only that portion is adjusted in the calculation.

2.       TOTAL RETURN CALCULATIONS


The Fund class' total return shows its overall change in value, assuming that all of the Fund class' distributions are reinvested.


3.       AVERAGE ANNUAL TOTAL RETURN


Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, the Fund class: (1)
determines the growth or decline in value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund class.


Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable  value: ERV is the value, at the end of the applicable  period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Because average annual returns tend to smooth out variations in the Fund class' return, shareholders should recognize that they are not the same as actual year-to-year results.


4.       OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.


The Fund class may quote unaveraged or cumulative total returns that reflect the Fund class' performance over a stated period of time.


Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS


The Fund class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar. (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively.); (5) biographical descriptions of the Fund's portfolio manager and the portfolio management staff of the Adviser, summaries of the views of the portfolio manager with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical

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investment in the Fund class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or
Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of the Fund class as of one or more dates; and (9) a comparison of the Fund class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, the Fund may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.


MANAGEMENT
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A.       TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.


The names of the Trustees and officers of the Trust, their position with the Trust, length of time serving the Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios in the Fund Complex overseen by the Trustee and other Trusteeships held by the Trustee has also been included. The Fund Complex includes all series of the Trust. Interested and Disinterested Trustees have been segregated.

------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                                POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)         COMPLEX         TRUSTEESHIPS
            NAME,               WITH THE      TIME                  DURING                   OVERSEEN          HELD BY
       AGE AND ADDRESS           TRUST       SERVED 2            PAST 5 YEARS               BY TRUSTEE         TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
INTERESTED TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------

John Y. Keffer 1               Chairman    2003-       Member and Director, Forum         4               Trustee,
Born:  July 15, 1942                       Present     Financial Group, LLC (a mutual                     Forum Funds;
Two Portland Square                                    fund services holding company)                     Trustee and
Portland, ME 04101                                     Director, various affiliates of                    President,
                                                       Forum Financial Group, LLC                         Cutler Trust
                                                       including Forum Fund Services,
                                                       LLC (Trust's underwriter)
                                                       Chairman/President, Core Trust
                                                       (Delaware)
                                                       Officer of two other investment
                                                       companies for which the Forum
                                                       Financial Group of companies
                                                       provides services
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
DISINTERESTED TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
Costas Azariadis               Trustee     2003-       Professor of Economics,            4               Trustee, Forum
Born:  February 15, 1943                   Present     University of California-Los                       Funds
Department of Economics                                Angeles
University of California                               Visiting Professor of Economics,
Los Angeles, CA 90024                                  Athens University of Economics
                                                       and Business 1998 - 1999
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
James C. Cheng                 Trustee     2003-       President, Technology Marketing    4               Trustee, Forum
Born:  July 26, 1942                       Present     Associates                                         Funds
27 Temple Street                                       (marketing company for small
Belmont, MA 02718                                      and medium sized businesses in
                                                       New England)
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------



                                       9


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------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                                POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)         COMPLEX         TRUSTEESHIPS
            NAME,               WITH THE      TIME                  DURING                   OVERSEEN          HELD BY
       AGE AND ADDRESS           TRUST       SERVED 2            PAST 5 YEARS               BY TRUSTEE         TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
DISINTERESTED TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------

J. Michael Parish              Trustee     2003-       Partner, Wolf, Block, Schorr and   4               Trustee, Forum
Born:  November 9, 1943                    Present     Solis-Cohen LLP since 2002.                        Funds
250 Park Avenue                                        Partner, Thelen Reid & Priest
New York, NY 10177                                     LLP (law firm) from 1995-2002

------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------

1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.

2 Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified.

---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                                POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)         COMPLEX         TRUSTEESHIPS
            NAME,               WITH THE      TIME                  DURING                   OVERSEEN          HELD BY
       AGE AND ADDRESS           TRUST       SERVED 2            PAST 5 YEARS               BY TRUSTEE         TRUSTEES
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
         OFFICERS
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------

David I. Goldstein           President   2003-       Director of Business                N/A              N/A
Born: August 3, 1961                     Present     Development, Forum Financial
Two Portland Square                                  Group, LLC since 2000
Portland, ME 04101                                   Managing Director and General
                                                     Counsel, Forum Financial
                                                     Group, LLC from 1991 to 2000
                                                     Secretary of Forum Financial
                                                     Group, LLC and its various
                                                     affiliates including Forum Fund
                                                     Services, LLC

---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------

Beth P. Hanson               Vice        2003-       Senior Manager, Relationship        N/A              N/A
Born:  July 15, 1966         President/  Present     Management Department and
Two Portland Square          Assistant               various other positions prior
Portland, Maine  04101       Secretary               thereto, Forum Financial Group,
                                                     LLC since 1995
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
Stacey E. Hong               Treasurer   2003-       Director, Forum Accounting          N/A              N/A
Born:  May 10, 1966                      Present     Services, LLC (mutual fund
Two Portland Square                                  accountant) since 1992,
Portland, ME 04101                                   Treasurer, Core Trust
                                                     (Delaware)

---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
Leslie K. Klenk              Secretary   2003-       Counsel, Forum Financial Group,     N/A              N/A
Born:  August 24, 1964                   Present     LLC since 1998
Two Portland Square                                  Associate General Counsel, Smith
Portland, ME 04101                                   Barney Inc. (brokerage firm)
                                                     1993 - 1998
                                                     Secretary, Core Trust (Delaware)
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------

1 Each officer holds office until he or she resigns, is removed or a successor is elected and qualified.

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B.       TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- -------------------------------------------
                                                                                         AGGREGATE DOLLAR RANGE OF
                                                                                        OWNERSHIP AS OF DECEMBER 31,
                                              DOLLAR RANGE OF BENEFICIAL               2002 IN ALL FUNDS OVERSEEN BY
                                             OWNERSHIP IN THE FUND AS OF               TRUSTEE IN FAMILY OF INVESTMENT
              TRUSTEES                           DECEMBER 31, 2002*                              COMPANIES
------------------------------------- ----------------------------------------- -------------------------------------------


------------------------------------- ----------------------------------------- -------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- -------------------------------------------
John Y. Keffer                                          None                                 $10,001-$50,000
------------------------------------- ----------------------------------------- -------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- -------------------------------------------
Costas Azariadis                                        None                                       None
------------------------------------- ----------------------------------------- -------------------------------------------
James C. Cheng                                          None                                       None
------------------------------------- ----------------------------------------- -------------------------------------------
J. Michael Parish                                       None                                       None
------------------------------------- ----------------------------------------- -------------------------------------------

*As of the date of this SAI, the Fund had not commenced operations. Accordingly, the Trustees could not own Fund shares.


OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. The Audit Committee has met once since the Trust was created on February 7, 2003. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee has not met since the Trust was created on February 7, 2003. The Nominating Committee will not consider nominees for Disinterested Trustees recommended by security holders.

E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table estimates the fees to be paid to each Trustee by the Trust and the Fund Complex, which includes all series of the Trust, for a fiscal year under the current compensation agreement.


------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND
                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUNDS                BENEFITS              RETIREMENT
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                      $0                    $0                     $0                     $0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                 $9,000                   $0                     $0                   $9,000
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                   $9,000                   $0                     $0                   $9,000
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                $9,000                   $0                     $0                   $9,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------

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F.       INVESTMENT ADVISER

1.       SERVICES


Forum Investment Advisors, LLC serves as the adviser to the Fund pursuant to an investment advisory agreement with The Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 25 years of experience in the money market industry.


2.       FEES


The Adviser's fees are calculated as a percentage of the Fund's average net assets.

Table 1 in Appendix C shows for the past three fiscal years (or shorter period depending on the Fund's commencement of operations) the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund.


3.       OTHER


The Advisory Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the interestholders of the Fund, and in either case by a majority of The Trust's disinterested trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to The Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


4.       ADVISORY AGREEMENT APPROVAL


In approving the Advisory Agreement with respect to the Fund, the Board noted that the members of the Board were also the members of the Board of Core Trust (Delaware) (the "Core Board"), another registered investment company. As members of the Core Board in November 2002, they had approved an advisory agreement between the Adviser and the master fund in which the Fund's predecessor, the Daily Assets Government Fund, invested substantially all of its assets. The Board noted that the master fund had outperformed its benchmark in all reported periods and ranked in the top quartile for the 3-month, 6-month, 3-year and 5-year periods. The Board also noted that the Adviser's contractual and actual advisory fee with respect to the master fund for the fiscal year ended August 31, 2002 was lower than the mean and median advisory fee for the master fund's Lipper Inc. peer group.

The Board, including The Trust's disinterested trustees, also considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems in the last year.

In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders.


H.       DISTRIBUTOR

1.       SERVICES


FFS serves as the distributor (also known as principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of the Fund's shares. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.


FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

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FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.       FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.       OTHER


The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.


Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

I.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.


Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.


Table 2 in Appendix C shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by the Fund. This information is for the past three fiscal years (or shorter period depending on the commencement of operations of the Fund).


2.       TRANSFER AGENT - THE TRUST


FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays FSS an annual fee of $12,000 plus $6,000 for each additional class. FSS also receives 0.05% of the average daily net assets of the Fund. Certain shareholder account fees are also charged. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

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The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.


Table 4 in Appendix C shows for the past three fiscal years the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS.

3.       FUND ACCOUNTANT


FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

FAcS receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for the Fund. FAcS also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.


Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control
FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.


Under the Fund Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10. FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

4.       CUSTODIAN

As custodian, pursuant to an agreement with The Trust, Forum Trust, LLC ("Custodian") safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       SUBCUSTODIAN

Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

6.       LEGAL COUNSEL


Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.


7.       INDEPENDENT
AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Fund. The auditor audits the annual financial statements of the Fund. The auditor also reviews the tax returns and certain regulatory filings of the Fund.

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PORTFOLIO TRANSACTIONS
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Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which the Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

The Fund did not pay brokerage commissions during fiscal years ended August 31, 2000, 2001 and 2002.


A.       OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


B.       SECURITIES OF REGULAR BROKER-DEALERS


Table 7 of Appendix C lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.


PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.


B.       ADDITIONAL PURCHASE INFORMATION


The distributor sells shares of the Fund on a continuous basis.

The Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

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Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


C.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.


The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.


Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.


You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.


Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


F.       LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

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G.       ADDITIONAL REDEMPTION INFORMATION


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.


Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.       SUSPENSION OF REDEMPTION RIGHT


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


I.       REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


J.       DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.


TAXATION
--------------------------------------------------------------------------------


The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.


This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.


The tax year-end of the Fund is August 31 (the same as the Funds' fiscal year end).


A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

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1.       MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)


o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.


B.       FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

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For purposes of calculating the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


D.       BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.


E.       FOREIGN SHAREHOLDERS


If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in the Fund.


F.       STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in the Fund.


OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.


As of the date hereof, the Trust's series consists of Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund, and the Fund. The Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund offers shares of beneficial interest in an Investor, Preferred, Institutional Service and Universal Share class. The Daily Assets

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Government Fund and Daily Assets Cash Fund also offers shares of beneficial interest in an Institutional Share class. The Fund offers shares of beneficial interest in a Universal Share class. Each class of a series may have a different expense ratio and its expenses will affect each class' performance.

The Fund is not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Fund's investment adviser and the Fund's distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

The Trust and the Fund will continue indefinitely until terminated.


2.       SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.       CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.


B.       FUND OWNERSHIP


As of June 30, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed below.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of June 30, 2003, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

------------------------------------ ------------------ -----------------------

NAME AND ADDRESS                                SHARES               % OF FUND
------------------------------------ ------------------ -----------------------
------------------------------------ ------------------ -----------------------

------------------------------------ ------------------ -----------------------
------------------------------------ ------------------ -----------------------
H.M. Payson & Co.*                       25,669,196.78                   96.92
(recordholder)
P.O. Box 31 Portland, ME 04112
------------------------------------ ------------------ -----------------------
*H.M. Payson & Co. is a Maine corporation.

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C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Under   Massachusetts   law,   shareholders  of  the  Fund  may,  under  certain
circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS


Financial statements are not available because the Fund has not completed its first fiscal year of operations.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

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APPENDIX B - PERFORMANCE DATA


Performance information is not provided because the Fund has not completed its first fiscal year of operations.

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APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES


Advisory fee information is not provided because the Fund has not completed its first fiscal year of operations.

TABLE 2 - ADMINISTRATION FEES

Administration fee information is not provided because the Fund has not completed its first fiscal year of operations.

TABLE 3 - TRANSFER AGENT FEES

Transfer agency fee information is not provided because the Fund has not completed its first fiscal year of operations.

TABLE 4 - FUND ACCOUNTING FEES

Fund accounting fee information is not provided because the Fund has not completed its first fiscal year of operations.

TABLE 5 - SECURITIES OF REGULAR BROKER-DEALERS


CASH PORTFOLIO                                          VALUE
 N/A
 N/A

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated February 7, 2003 (Exhibit incorporated by reference as filed as Exhibit (a) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(b) By-Laws of Registrant dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (b) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(c)       Sections   2.10  and  10.3  and  Article  VII  of  the  Agreement  and
          Declaration of Trust filed as Exhibit 23(a).


(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated June 14, 2003 (Exhibit filed herewith).


(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of April 23, 2003 (Exhibit incorporated by reference as filed as Exhibit (e) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(f)       None.


(g) Custodial Services Agreement between Registrant and Forum Trust, LLC dated June 6, 2003 (Exhibit filed herewith).


(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

   (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

   (3) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

   (4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(4) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).


(i) Opinion and Consent of Kirkpatrick & Lockhart LLP (Exhibit filed herewith).

(j)       Consent of Independent Auditors (Exhibit filed herewith).


(k)       None.

(l)       None.

(m)       None.

(n)       Multiclass   (Rule  18f-3)  Plan  dated  February  11,  2003  (Exhibit
          incorporated by reference as filed as Exhibit (n) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(p) Not required because the securities being registered are money market funds.

Other Exhibits:

(1) Powers of Attorney of John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Registrant (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

          AGREEMENT AND DECLARATION OF TRUST

          The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as Exhibit 23(a) and which is incorporated herein by reference.

          DISTRIBUTION AGREEMENT

          The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

               (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

               (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

          This description is qualified in its entirety by the contents of the Distribution Agreement included in this Registration Statement as
          Exhibit 23(e) and which is incorporated herein by reference.

          INVESTMENT ADVISORY AGREEMENT
          The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

          This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 23(d) and which is incorporated herein by reference.

          OTHER AGREEMENTS OF THE REGISTRANT

          The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

          The  Registrant's   Transfer  Agency  Agreement  and  Fund  Accounting
          Agreement contain similar indemnification language.

          This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as
          Exhibit 23(h)(1), Exhibit 23(h)(2), and Exhibit 23(h)(4), respectively, and which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Forum Investment Advisors, LLC under the caption "Management" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

          The  following  are the  members  of Forum  Investment  Advisors,  LLC
          ("FIA"),  including  their  business  connections,   which  are  of  a
          substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC ("Forum"). Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum provide services.

          The following chart reflects the officers of FIA, including their business connections that are of a substantial nature. The address of FIA and its affiliates including Forum and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which the Forum provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           FIA
         .................................... ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              FIA
         .................................... ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 FIA
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,   LLC,   Registrant's   underwriter  serves  as
          underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust             ICM Series Trust
          The Cutler Trust                             Monarch Funds
          Forum Funds                                  Sound Shore Fund, Inc.
          Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                         Name                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)       Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on July 23, 2003.


                                        MONARCH FUNDS


                                        By:    /S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                   John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on July 23, 2003.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong, Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Trustee

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee


         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney as previously filed.

                               INDEX TO EXHIBITS

(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC

(g)  Custodial Services Agreement between Registrant and Forum Trust, LLC

(i)  Opinion and Consent of Kirkpatrick & Lockhart LLP

(j)  Consent of Independent Auditors